Investments - Disclosure of investments (Details) - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2025	Dec. 31, 2024
Investments - Disclosure of investments (Details) [Line Items]
Begining balance		$ 1,204,573
Redemptions		(1,181,499)
Effects of foreign exchange		18
Ending balance		23,092	$ 1,204,573
Current		20,868	1,202,349
Non current		2,224
Investments		23,092
A2ZCryptoCap Inc. [Member] | Ordinary Stock Shares [Member]
Investments - Disclosure of investments (Details) [Line Items]
Begining balance	[1]	2,224
Redemptions	[1]	0
Effects of foreign exchange	[1]	0
Ending balance	[1]	2,224	2,224
Royal Bank of Canada [Member] | Guaranteed Investment Certificate [Member]
Investments - Disclosure of investments (Details) [Line Items]
Begining balance	[2]	20,850
Redemptions		[2]	(1,700,000)
Effects of foreign exchange	[2]	18
Ending balance	[2]	20,868	20,850
Meridian [Member] | Guaranteed Investment Certificate [Member]
Investments - Disclosure of investments (Details) [Line Items]
Begining balance	[3]	1,181,499
Redemptions	[3]	(1,181,499)
Effects of foreign exchange	[3]	0
Ending balance	[3]	$ 0	$ 1,181,499

[1]	On June 23, 2022, the Company acquired 80,000 shares of A2Z for C$0.10 per share. As at March 31, 2025, the fair value of the shares was determined based on the quoted market price of the shares of C$0.04 per share (December 31, 2024 – C$0.04).
[2]	During the year ended December 31, 2024, the Company purchased four GICs for a total amount of C$4,030,000 from RBC with maturity dates ranging from February 14, 2025, to September 12, 2025. The GICs pay variable interest ranging from 4.20% to 4.95% per annum. As of March 31, 2025, the total balance outstanding was C$30,000 (December 31, 2024 – C$30,000) as three GICs out of the four were effectively redeemed during the year ended December 31, 2024.
[3]	During the year ended December 31, 2024, the Company purchased three GICs for a total amount of C$4,520,000 from Meridian Credit Union (“Meridian”) with maturity dates ranging from December 21, 2024, to March 25, 2025. The GICs pay variable interest ranging from 3.52% to 3.78% per annum. As of March 31, 2025, the total balance outstanding was $Nil as the remaining GICs were redeemed during the period (December 31, 2024 - C$1,700,000).